Fees to Auditors - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Auditors Remuneration [line items]
Auditors fee	kr 135	kr 148	kr 144
Tax fees	17	18	32
Other audit fees	16	27	8
PwC [member]
Auditors Remuneration [line items]
Auditors fee	122	126	129
Tax fees	13	10	19
Other audit fees	9	kr 16	kr 8
PwC AB Sweden [member]
Auditors Remuneration [line items]
Auditors fee	39
Other statutory engagements fees	10
Tax fees	3
Other audit fees	kr 5